Schedule of Operating Lease Liability (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Lease Liability
Beginning Balance	$ 176,607		$ 274,981
Addition
Interest expense	12,696		22,156
Lease payments	(129,191)	$ (13,504)	(123,098)
Foreign exchange loss	2,165		2,568
Ending Balance	$ 62,277		$ 176,607